Schedule of Investments (unaudited) January 31, 2024	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
Series 2022-1, Class A, 2.21%, 03/15/27	$3,750	$3,636,574
Series 2022-2, Class A, 3.39%, 05/15/27	8,302	8,151,301
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26	620	611,550
Series 2022-B, Class A4, 3.80%, 08/15/28	450	440,742
Santander Drive Auto Receivables Trust, Series 2022-4, Class A3, 4.14%, 02/16/27	502	499,248
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/25	1,137	1,114,436
Series 2021-B, Class A4, 0.53%, 10/15/26	2,073	1,967,633
Verizon Master Trust, Series 2021-1, Class A, 0.50%, 05/20/27	2,382	2,345,014

Total Asset-Backed Securities — 0.4% (Cost: $19,152,295)		18,766,498

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 2.6%
Bank
Series 2019-BN18, Class A4, 3.58%, 05/15/62	1,659	1,496,102
Series 2019-BN21, Class A5, 2.85%, 10/17/52	4,564	4,040,526
Series 2020-BN27, Class A5, 2.14%, 04/15/63	4,515	3,748,896
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	1,908	1,821,035
Series 2020-C7, Class A5, 2.04%, 04/15/53	5,536	4,698,993
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	7,713	6,628,145
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	2,489	2,405,732
Series 2019-B10, Class A4, 3.72%, 03/15/62	2,654	2,505,958
Series 2019-B11, Class A4, 3.28%, 05/15/52	3,319	3,017,291
Series 2019-B13, Class A4, 2.95%, 08/15/57	7,093	6,426,937
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,489	2,347,896
Series 2020-B19, Class B, 2.35%, 09/15/53	937	639,291
Series 2020-B21, Class A4, 1.70%, 12/17/53	2,988	2,463,749
Series 2020-B21, Class A5, 1.98%, 12/17/53	1,990	1,639,424
Series 2021-B28, Class A5, 2.22%, 08/15/54	7,100	5,868,318
Series 2021-B29, Class A5, 2.39%, 09/15/54	2,763	2,324,740
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4, 3.64%, 10/10/47	413	406,069
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,243	1,214,442
Series 2016-GC37, Class A4, 3.31%, 04/10/49	2,903	2,771,458
Series 2016-P5, Class A4, 2.94%, 10/10/49	829	770,164
Series 2017-C4, Class A4, 3.47%, 10/12/50	7,905	7,486,004
Series 2017-P7, Class A4, 3.71%, 04/14/50	1,866	1,769,101
Commercial Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46	116	111,805
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	16	16,380
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,243	1,216,639
Series 2016-CR28, Class A4, 3.76%, 02/10/49	620	598,250
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	829	801,904
Series 2016-C7, Class A5, 3.50%, 11/15/49	3,984	3,768,116
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	3,319	3,161,578
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	6,225	5,799,013
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	2,489	2,345,001
GS Mortgage Securities Trust
Series 2014-GC24, Class A5, 3.93%, 09/10/47	5,809	5,718,806

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust (continued)
Series 2015-GC30, Class A4, 3.38%, 05/10/50	$496	$481,017
Series 2015-GS1, Class A3, 3.73%, 11/10/48	1,908	1,844,294
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	84	83,312
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,557	1,503,656
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	2,903	2,687,389
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	4,979	4,641,256
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.13%, 07/15/46(a)	133	127,731
Series 2015-C24, Class A4, 3.73%, 05/15/48	620	600,632
Series 2016-C28, Class A4, 3.54%, 01/15/49	5,621	5,383,084
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	978	947,308
Series 2018-H3, Class A4, 3.91%, 07/15/51	2,489	2,358,633
Series 2019-H6, Class A4, 3.42%, 06/15/52	488	452,330
Series 2019-L3, Class AS, 3.49%, 11/15/52	628	556,569
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,243	1,209,018
Series 2015-SG1, Class A4, 3.79%, 09/15/48	4,028	3,923,061
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,195	3,075,966
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,580	2,207,074
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,349	1,962,379

Total Non-Agency Mortgage-Backed Securities — 2.6% (Cost: $137,370,329)		124,072,472

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.0%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K146, Class A2, 2.92%, 06/25/32	2,000	1,785,344

Commercial Mortgage-Backed Securities — 2.6%
Fannie Mae-Aces
Series 2016-M5, Class A2, 2.47%, 04/25/26	4,465	4,271,239
Series 2016-M6, Class A2, 2.49%, 05/25/26	4,643	4,438,847
Series 2017-M15, Class A2, 3.06%, 09/25/27(a)	2,979	2,846,344
Series 2018-M12, Class A2, 3.76%, 08/25/30(a)	2,489	2,383,342
Series 2018-M3, Class A2, 3.17%, 02/25/30(a)	6,854	6,414,974
Series 2019-M22, Class A2, 2.52%, 08/25/29	3,702	3,367,146
Series 2020-M46, Class A2, 1.32%, 05/25/30	4,549	3,823,532
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	3,536	2,918,755
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,489	2,057,047
Freddie Mac Multifamily Structured Pass Through Certificates
Series K052, Class A2, 3.15%, 11/25/25	620	603,721
Series K063, Class A2, 3.43%, 01/25/27(a)	4,150	4,035,799
Series K066, Class A2, 3.12%, 06/25/27	2,903	2,789,778
Series K067, Class A1, 2.90%, 03/25/27	1,830	1,778,089
Series K076, Class A2, 3.90%, 04/25/28	1,659	1,628,249
Series K081, Class A2, 3.90%, 08/25/28(a)	8,302	8,146,039
Series K088, Class A2, 3.69%, 01/25/29	413	400,743
Series K100, Class A2, 2.67%, 09/25/29	8,302	7,601,998
Series K101, Class A2, 2.52%, 10/25/29	4,690	4,253,974
Series K109, Class A2, 1.56%, 04/25/30	8,471	7,186,440
Series K110, Class A2, 1.48%, 04/25/30	2,190	1,851,181
Series K111, Class A2, 1.35%, 05/25/30	829	692,463
Series K123, Class A2, 1.62%, 12/25/30	8,302	6,939,504
Series K126, Class A2, 2.07%, 01/25/31	9,074	7,807,557

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Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K144, Class A2, 2.45%, 04/25/32	$5,000	$4,312,470
Series K-151, Class A2, 3.80%, 10/25/32(a)	3,750	3,565,909
Series K-1521, Class A2, 2.18%, 08/25/36	3,967	3,034,797
Series K730, Class A2, 3.59%, 01/25/25(a)	7,097	6,989,951
Series K734, Class A2, 3.21%, 02/25/26	4,731	4,610,482
Series K748, Class A2, 2.26%, 01/25/29(a)	10,000	9,070,696

		119,821,066

Mortgage-Backed Securities — 93.2%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	896	804,884
4.00%, 02/01/47 - 02/01/57	3,199	3,010,597
3.50%, 11/01/51	4,887	4,529,525
(12-mo. LIBOR US + 1.53%), 5.19%, 05/01/43(a)	36	35,730
(12-mo. LIBOR US + 1.54%), 5.42%, 06/01/43(a)	46	46,649
(12-mo. LIBOR US + 1.70%), 5.95%, 08/01/42(a)	12	11,896
(12-mo. LIBOR US + 1.75%), 6.00%, 08/01/41(a)	4	3,803
(12-mo. LIBOR US + 1.83%), 6.08%, 11/01/40(a)	2	1,851
Freddie Mac Mortgage-Backed Securities
8.00%, 12/01/24	2	1,805
3.00%, 03/01/27 - 10/01/47	34,016	30,830,065
2.50%, 07/01/28 - 01/01/33	7,691	7,262,298
3.50%, 03/01/32 - 06/01/49	33,146	30,936,906
5.00%, 04/01/33 - 04/01/49	1,409	1,419,512
4.00%, 05/01/33 - 01/01/49	11,339	10,917,818
5.50%, 06/01/35 - 01/01/39	47	49,190
4.50%, 06/01/38 - 01/01/49	4,711	4,656,773
(12-mo. LIBOR US + 1.50%), 5.25%, 06/01/43(a)	1	1,002
(12-mo. LIBOR US + 1.73%), 5.85%, 08/01/41(a)	2	2,211
(12-mo. LIBOR US + 1.84%), 5.73%, 09/01/40(a)	5	5,107
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 02/20/54(b)	56,902	57,316,324
6.00%, 03/15/35 - 02/20/54(b)	41,981	42,627,597
6.50%, 09/15/36 - 02/20/54(b)	32,769	33,504,635
4.50%, 07/15/39 - 02/20/54(b)	73,818	72,090,338
5.00%, 11/15/39 - 02/20/54(b)	65,624	65,282,520
4.00%, 03/15/41 - 02/20/54(b)	86,777	82,856,423
3.50%, 09/20/42 - 02/20/54(b)	129,230	120,138,010
3.00%, 01/20/43 - 02/20/54(b)	168,119	150,866,427
2.50%, 05/20/45 - 02/20/54(b)	234,822	202,681,891
2.00%, 07/20/50 - 02/20/54(b)	272,174	226,723,257
1.50%, 10/20/51	771	619,033
Uniform Mortgage-Backed Securities
4.50%, 05/01/24 - 02/13/54(b)	149,103	144,732,452
4.00%, 10/01/25 - 02/13/54(b)	232,382	221,468,617
3.50%, 02/01/26 - 02/13/54(b)	269,077	249,079,315
3.00%, 01/01/27 - 02/13/54(b)	435,948	389,940,556
2.50%, 09/01/28 - 02/13/54(b)	795,636	681,753,251
7.00%, 02/01/32	7	7,669
6.50%, 07/01/32 - 02/13/54(b)	98,417	101,123,852
5.00%, 11/01/33 - 02/13/54(b)	141,229	139,660,422
6.00%, 03/01/34 - 02/13/54(b)	102,331	104,500,405
2.00%, 12/01/35 - 02/13/54(b)	1,153,536	958,479,744
1.50%, 03/01/36 - 11/01/51(b)	140,494	115,297,143
5.50%, 04/01/36 - 02/13/54(b)	131,182	132,310,910

		4,387,588,413

Total U.S. Government Sponsored Agency Securities — 95.8%

(Cost: $4,904,994,052)		4,509,194,823

Total Long-Term Investments — 98.8% (Cost: $5,061,516,676)		4,652,033,793

Security	Shares	Value

Short-Term Securities

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(c)(d)	500,930,164	$501,230,722

Total Short-Term Securities — 10.7% (Cost: $500,914,747)		501,230,722

Total Investments Before TBA Sale Commitments — 109.5%

(Cost: $5,562,431,423)		5,153,264,515

	Par (000)

TBA Sale Commitments(b)

Mortgage-Backed Securities — (1.1)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 02/20/54	$(12,450)	(10,367,023)
2.50%, 02/20/54	(5,750)	(4,970,926)
3.00%, 02/20/54	(4,025)	(3,595,143)
3.50%, 02/20/54	(3,075)	(2,836,435)
4.00%, 02/20/54	(1,975)	(1,876,206)
4.50%, 02/20/54	(1,450)	(1,411,682)
6.50%, 02/20/54	(4,275)	(4,369,445)
Uniform Mortgage-Backed Securities
2.00%, 02/15/39	(2,000)	(1,794,830)
2.50%, 02/15/39 - 02/13/54	(9,375)	(7,962,870)
3.00%, 02/15/39	(500)	(470,781)
4.00%, 02/15/39	(3,075)	(3,006,653)
4.50%, 02/13/54	(2,800)	(2,707,030)
6.50%, 02/13/54	(5,150)	(5,271,875)

Total TBA Sale Commitments — (1.1)% (Proceeds: $(50,151,937))		(50,640,899)

Total Investments, Net of TBA Sale Commitments — 108.4%
(Cost: $5,512,279,486)		5,102,623,616

Liabilities in Excess of Other Assets — (8.4)%		(394,156,587)

Net Assets — 100.0%		$4,708,467,029

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Represents or includes a TBA transaction.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Securitized Bond Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$580,881,705	$—	$(79,764,650	)(a)	$45,604	$68,063	$501,230,722	500,930,164	$8,039,669	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$18,766,498	$—	$18,766,498
Non-Agency Mortgage-Backed Securities	—	124,072,472	—	124,072,472
U.S. Government Sponsored Agency Securities	—	4,509,194,823	—	4,509,194,823
Short-Term Securities
Money Market Funds	501,230,722	—	—	501,230,722
Liabilities
Investments
TBA Sale Commitments	—	(50,640,899)	—	(50,640,899)

	$501,230,722	$4,601,392,894	$—	$5,102,623,616

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate

TBA	To-Be-Announced

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